Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
Changes in Benefit Obligation and Plan Assets
The following table summarizes the changes in benefit obligations and plan assets for the years ended December 31, and the funded status and amounts recognized in the Consolidated Balance Sheet at December 31 for the pension plans:

(Dollars in Millions)	2024	2023
Change In Projected Benefit Obligation(a)
Benefit obligation at beginning of measurement period	$7,278	$6,617
Service cost	219	223
Interest cost	376	370
Plan amendments	—	(23)
Actuarial (gain) loss	(443)	398
Lump sum settlements	(118)	(94)
Benefit payments	(243)	(213)
Benefit obligation at end of measurement period(b)	$7,069	$7,278
Change In Fair Value Of Plan Assets
Fair value at beginning of measurement period	$7,779	$7,375
Actual return on plan assets	381	658
Employer contributions	35	28
Lump sum settlements	(118)	(94)
Benefit payments	(243)	(213)
Acquisitions(c)	—	25
Fair value at end of measurement period	$7,834	$7,779
Funded Status	$765	$501
Components Of The Consolidated Balance Sheet
Noncurrent benefit asset	$1,329	$1,072
Current benefit liability	(48)	(26)
Noncurrent benefit liability	(516)	(545)
Recognized amount	$765	$501
Accumulated Other Comprehensive Income (Loss), Pretax
Net actuarial loss	$(1,359)	$(1,607)
Net prior service credit	30	34
Recognized amount	$(1,329)	$(1,573)
Note: At December 31, 2024 and 2023, the postretirement welfare plans projected benefit obligation was $41 million and $49 million, respectively, the fair value of plan assets was $47 million and $45 million, respectively, and the amount recognized in accumulated other comprehensive income (loss), pretax was $51 million and $52 million, respectively.
(a)The decrease in the projected benefit obligation for 2024 was primarily due to a higher discount rate and the increase for 2023 was primarily due to a lower discount rate.
(b)At December 31, 2024 and 2023, the accumulated benefit obligation for all pension plans was $6.6 billion and $6.8 billion, respectively.
(c)The increase in 2023 plan assets was related to the 2022 MUB acquisition.

Pension Plans with Benefit Obligations in Excess of Plan Assets
The following table provides information for pension plans with benefit obligations in excess of plan assets at December 31:

(Dollars in Millions)	2024	2023
Plans with Projected Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$564	$571
Fair value of plan assets	—	—
Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Accumulated benefit obligation	$525	$530
Fair value of plan assets	—	—

Components of Net Periodic Benefit Cost and Other Amounts Recognized in Accumulated Other Comprehensive Income (Loss)
The following table sets forth the components of net periodic pension cost and other amounts recognized in accumulated other comprehensive income (loss) for the years ended December 31 for the pension plans:

(Dollars in Millions)	2024	2023	2022
Components Of Net Periodic Pension Cost
Service cost	$219	$223	$280
Interest cost	376	370	248
Expected return on plan assets	(585)	(546)	(481)
Prior service credit amortization	(4)	(1)	(2)
Actuarial loss amortization	9	5	140
Net periodic pension cost	$15	$51	$185
Other Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive Income (Loss)
Net actuarial (loss) gain arising during the year	$239	$(286)	$523
Net actuarial loss amortized during the year	9	5	140
Net prior service credit (cost) arising during the year	—	23	(2)
Net prior service credit amortized during the year	(4)	(1)	(2)
Total recognized in other comprehensive income (loss)	$244	$(259)	$659
Total recognized in net periodic pension cost and other comprehensive income (loss)	$229	$(310)	$474
Note: The net periodic benefit for the postretirement welfare plans was $7 million, $10 million and $9 million for the years end December 31, 2024, 2023 and 2022, respectively. The total of other amounts recognized as other comprehensive loss was $1 million, $10 million and $5 million for the years ended December 31, 2024, 2023 and 2022, respectively.

Weighted Average Assumptions to Determine Projected Benefit Obligations
The following table sets forth weighted-average assumptions used to determine the pension plans projected benefit obligations at December 31:

	2024	2023
Discount rate	5.77%	5.12%
Cash balance interest crediting rate	3.71	3.04
Rate of compensation increase(a)	3.52	3.72
(a)Determined on an active liability-weighted basis.
Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost
The following table sets forth weighted-average assumptions used to determine net periodic pension cost for the years ended December 31:

	2024	2023	2022
Discount rate	5.12%	5.55%	3.00%
Cash balance interest crediting rate	3.04	3.36	3.00
Expected return on plan assets(a)	7.00	6.75	6.50
Rate of compensation increase(b)	3.72	4.13	3.56
(a)With the help of an independent pension consultant, the Company considers several sources when developing its expected long-term rates of return on plan assets assumptions, including, but not limited to, past returns and estimates of future returns given the plans' asset allocation, economic conditions, and peer group long-term rate of return information. The Company determines its expected long-term rates of return reflecting current economic conditions and plan assets.
(b)Determined on an active liability-weighted basis.
Summary of Plan Investment Assets Measured at Fair Value
The following table summarizes the pension plans investment assets at December 31:

(Dollars in Millions)	2024	2023
Cash and cash equivalents	$63	$68
Collective investment funds
Domestic equity securities	1,788	1,546
Mid-small cap equity securities	474	406
International equity securities	968	981
Real estate securities	171	142
Fixed income	1,958	2,295
Real estate funds(a)	733	746
Hedge funds(b)	354	412
Private equity funds(c)	1,325	1,183
Total plan investment assets at fair value	$7,834	$7,779
(a)This category consists of several investment strategies diversified across several real estate managers.
(b)This category consists of several investment strategies diversified across several hedge fund managers.
(c)This category consists of several investment strategies diversified across several private equity fund managers.

Expected Future Benefit Payments	The following benefit payments are expected to be paid from the pension plans for the years ended December 31:

(Dollars in Millions)
2025	$386
2026	394
2027	428
2028	451
2029	470
2030-2034	2,623